Notes to the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of property, plant and equipment are depreciated using the straight-line method over their expected useful lives
Property, plant and equipment are depreciated using the straight-line method over their expected useful lives, which are as follows:

(years)
Building & improvements	10-33
Land improvements & Leasehold improvements	9-20
Transportation equipment, machinery, Computer & networking, Lab equipment	3-15
Furniture, office equipment, machinery and tools	3-10

Summary of the Group's intangible assets have a finite useful life and are amortized on a straight-line basis
All of the Group’s intangible assets have a finite useful life and are amortized on a straight-line basis:

(years)
Customer Relationships	13-20
Developed Technology	14-16
Trade names	20
Capitalized Development costs	3-15
Other intangible assets	3-10